Note 3 - Fair Value of Financial Instruments -10-Q (Details Textual) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Repayments of Convertible Debt	$ 7,379	$ (0)	$ 25	$ (0)
Stock Issued	$ 2,077	$ 0	$ 18,245	$ 0
Repayments of Debt in Stock, Shares (in shares)	1,380,359